Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposit	$ 815,891	$ 808,124
Purchased notes, net	700	500
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	466,390	457,284
Deposits structured liabilities	18,300	17,300
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	396,903
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	227,418
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	71,200	67,000
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	302,200	298,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 74,800	$ 70,000